Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05004409

1 - 32429

NYSE

Cert NYS

FEB 23 2005

February 23, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Dividend Capital Realty Income Allocation Fund, Common shares of beneficial interest, $0.001 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on February 23, 2005. Tentative listing date – February 24, 2005.

Sincerely,

Paras Madho

PROCESSED
FEB 24 2005
THOMSON
FINANCIAL